Leases (Tables)	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Schedule of Components of Lease Expense and Supplemental Cash Flow Information
The components of lease expense and supplemental cash flow information related to leases for the periods indicated are as follows:

	Year ended December 31,
(in thousands)	2025	2024	2023
Lease cost
Finance lease cost
Amortization of right-of-use assets	$16	$16	$39
Interest on lease liabilities	2	2	11
Total finance lease cost	18	18	50
Operating lease cost	17,105	13,145	9,916
Short-term lease cost	—	237	339
Variable lease cost	2,157	1,407	1,525
Total lease cost	$19,280	$14,807	$11,830
The following table presents supplemental cash flow and other information related to our leases:

(dollars in thousands)	December 31, 2025	December 31, 2024	December 31, 2023
Other information
Cash paid for amounts included in the measurement of lease liabilities	$12,909	$10,172	$7,975
Operating cash flows from finance leases	$(2)	$(2)	$(11)
Operating cash flows from operating leases	$(12,891)	$(10,154)	$(7,908)
Financing cash flows from finance leases	$(16)	$(16)	$(56)
ROU assets obtained in exchange for new and modified finance lease liabilities	$—	$—	$88
ROU assets obtained in exchange for new and modified operating lease liabilities	$5,501	$91,313	$10,091
Weighted average remaining lease term – finance leases	1.2 years	2.2 years	3.2 years
Weighted average remaining lease term – operating leases	33.3 years	32.4 years	28.3 years
Weighted average discount rate – finance leases	5.69%	5.69%	5.69%
Weighted average discount rate – operating leases	6.40%	6.41%	6.61%

Schedule of Supplemental Balance Sheet Information
The supplemental balance sheet information related to leases for the periods indicated are as follows:

(in thousands)	December 31, 2025	December 31, 2024
Operating leases
Operating lease assets	$164,332	$195,024
Operating lease liabilities, current	(1,416)	(2,074)
Operating lease liabilities, noncurrent	(173,103)	(196,911)
Total operating lease liabilities	$(174,519)	$(198,985)
Finance leases
Property, plant and equipment, at cost	$65	$65
Accumulated depreciation	(46)	(30)
Property, plant and equipment, net	19	35
Other current liabilities	(17)	(16)
Other long-term liabilities	(3)	(20)
Total finance lease liabilities	$(20)	$(36)

Schedule of Maturity of Finance Lease
Maturities of the Company’s lease liabilities for each of the next five years and thereafter are as follows:

(in thousands)
Year ended December 31,	Operating Leases	Finance Leases
2026	$10,822	$18
2027	13,733	3
2028	10,980	—
2029	11,363	—
2030	11,476	—
Thereafter	410,823	—
Total lease payments	469,197	21
Less: Imputed interest	(294,678)	(1)
Present value of lease liabilities	$174,519	$20
Maturities of the Company’s ASC 842 lease liabilities for each of the next five years and thereafter are as follows:

(in thousands)
Period ended June 30,	Operating Leases	Finance Leases
2026-2027	$13,688	$12
2027-2028	10,935	—
2028-2029	11,037	—
2029-2030	11,391	—
2030-2031	11,553	—
Thereafter	403,582	—
Total lease payments	462,186	12
Less: Imputed interest	(288,703)	—
Present value of lease liabilities	$173,483	$12

Schedule of Maturity of Operating Lease
Maturities of the Company’s lease liabilities for each of the next five years and thereafter are as follows:

(in thousands)
Year ended December 31,	Operating Leases	Finance Leases
2026	$10,822	$18
2027	13,733	3
2028	10,980	—
2029	11,363	—
2030	11,476	—
Thereafter	410,823	—
Total lease payments	469,197	21
Less: Imputed interest	(294,678)	(1)
Present value of lease liabilities	$174,519	$20
Maturities of the Company’s ASC 842 lease liabilities for each of the next five years and thereafter are as follows:

(in thousands)
Period ended June 30,	Operating Leases	Finance Leases
2026-2027	$13,688	$12
2027-2028	10,935	—
2028-2029	11,037	—
2029-2030	11,391	—
2030-2031	11,553	—
Thereafter	403,582	—
Total lease payments	462,186	12
Less: Imputed interest	(288,703)	—
Present value of lease liabilities	$173,483	$12